Share Capital (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended				1 Months Ended	12 Months Ended					1 Months Ended			0 Months Ended		0 Months Ended
	Nov. 02, 2011 USD ($)	Aug. 06, 2007	Nov. 27, 2006 USD ($)	Nov. 10, 2006 EUR (€)	Nov. 30, 2006	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Nov. 09, 2006 EUR (€)	Nov. 30, 2006 AerCap Holdings C.V. [Member] USD ($)	Nov. 30, 2006 Limited Partners [Member] AerCap Holdings C.V. [Member] item	Nov. 30, 2006 General Partner [Member] AerCap Holdings C.V. [Member] item	Mar. 25, 2010 Genesis [Member] USD ($)	Sep. 17, 2009 Genesis [Member] USD ($)	Nov. 11, 2010 Waha Capital PJSC [Member]
Share Capital [Line Items]
Partnership capital											$ 370,000
Number of partners												4	1
Shares outstanding				78,236,957	45,000			113,363,535	113,363,535
Share split, effective date						November 10, 2006
Share split, conversion ratio				1,738.6
Ordinary share capital, shares issued				78,236,957	26,100,000			113,363,535	113,363,535
Ordinary share, par value				€ 0.01				€ 0.01	€ 0.01	€ 1.00
Public offering		20,000,000			6,800,000
AerCap's share price			$ 23											$ 10.83	$ 8.81
Proceeds from initial public offering			143,017
Repayment of senior and subordinated debt			168,600
Write off debt issuance costs			3,300
Prepayment penalties paid			1,686
Shares issued for acquisition											1			34,348,858		29,846,611
Treasury stock acquired, shares	26,535,939						9,402,663
Consideration for repurchase of ordinary shares						$ 320,000	$ 100,000
Average share price of shares repurchased	$ 12.06						$ 10.64
Shares authorized								250,000,000	250,000,000